Notes Payable - Schedule of Interest Rates and Interest Expense (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Long-Term Debt [Line Items]
Interest rate-reference	8.50%	8.50%	8.50%
Non-refundable fee-unused facility	0.50%	0.50%	0.50%
Interest expense and service fees	$ 56,760	$ 56,247	$ 85,327
Amortization of deferred financing fees	82	83	260
Amortization of net present value of deferred consideration	1,264	183	1,590
Interest recorded on extinguishment of term loans			10,833
Accretion of present value of deferred bonus payments		1	111
Interest expense for capital lease obligations	434	503
Other interest expense	8	117	61
Total interest expense	58,828	57,414	98,449
Promissory Note [Member]
Long-Term Debt [Line Items]
Interest expense for deferred consideration promissory note	$ 280	$ 280	$ 267
Minimum [Member]
Long-Term Debt [Line Items]
Interest rate-LIBOR	5.00%	5.00%	5.00%
Maximum [Member]
Long-Term Debt [Line Items]
Interest rate-LIBOR	7.75%	7.75%	10.25%